Annual Fund Operating Expenses - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2020
Initial Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.37%
Total Annual Fund Operating Expenses	1.20%
ADV Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses(1)	0.37%
Total Annual Fund Operating Expenses	0.95%
Institutional Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses(1)	0.09%
Total Annual Fund Operating Expenses	0.67%